PERSONNEL, SOCIAL CHARGES AND BENEFITS	12 Months Ended
Dec. 31, 2018
PERSONNEL, SOCIAL CHARGES AND BENEFITS
PERSONNEL, SOCIAL CHARGES AND BENEFITS

15)  PERSONNEL, SOCIAL CHARGES AND BENEFITS

	12.31.18	12.31.17
Salaries and wages	34,767	40,171
Social charges and benefits	385,695	399,229
Profit sharing	265,433	273,384
Share-based payment plans (Note 29)	22,638	33,880
Other compensation	86,000	—
Total	794,533	746,664

Current	782,630	723,380
Non-current	11,903	23,284